Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2024	2023
	U.S. Dollars (in thousands)
Cost:
Land	1,401	1,401
Building	23,444	20,730
Machinery and equipment	33,474	27,626
Office furniture and equipment	1,129	1,057
Computer equipment and software	7,197	6,542
Automobiles	431	429
Leasehold improvements	3,508	2,100
Operating lease right of use assets	8,442	7,187
Finance lease right of use assets	4,881	-
	83,907	67,072

Less accumulated depreciation	29,711	25,085

	54,196	41,987